Variable Interest Entities (“VIEs”) (Details) - Schedule of variable interest entities - VIE [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Total assets	¥ 102,965	¥ 69,792
Total current liabilities	(50,457)	(40,100)
Total liabilities	(77,990)	(40,653)
Net revenues	141,086	16,267
Operating costs and expenses	67,788	1,814
Net income (loss)	(4,136)	14,431
Net cash generated from operating activities	98,715	48,923
Net cash used in financing activities			¥ (266,901)